Document And Entity Information	12 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	AELUMA, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Post-Effective Amendment No. 3”) to the Registration Statement on Form S-1 (File No. 333-259179), initially filed on August 30, 2021, as amended and declared effective on January 3, 2023 (collectively, the “Registration Statement”), is being filed to include information from the Company’s Annual Report on Form 10-K that was filed with the Securities Exchange Commission on September 27, 2024.No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were previously paid.
Entity Central Index Key	0001828805
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE